Debt - Debt Issuance Costs Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 08, 2020	Nov. 05, 2019
Debt Instrument [Line Items]
Unamortized debt issuance costs					$ 14,252,000
Other Long-term Debt, Noncurrent					311,814,000	$ 11,032,000
Amortization of debt issuance costs	$ 800,000	$ 600,000	$ 1,600,000	$ 600,000	2,300,000	100,000	$ 100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized debt issuance costs					1,100,000
Line of Credit | Secured Debt
Debt Instrument [Line Items]
Debt instrument, face amount									$ 425,000,000.0
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount									500,000,000.0
Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Unamortized debt issuance costs							$ 200,000
Long-term debt, term							2 years
Senior Secured Credit Facility | Senior Notes
Debt Instrument [Line Items]
Unamortized debt issuance costs					$ 100,000				$ 8,000,000.0
Long-term debt, term					5 years				5 years
Senior Secured Credit Facility | Senior Notes | Other Assets
Debt Instrument [Line Items]
Unamortized debt issuance costs									$ 1,200,000
Senior Secured Credit Facility | Senior Notes | Debt
Debt Instrument [Line Items]
Unamortized debt issuance costs									$ 6,800,000
Term Loan | Senior Notes
Debt Instrument [Line Items]
Other Long-term Debt, Noncurrent					$ 5,800,000
Receivables Financing Agreement | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Unamortized debt issuance costs						$ 300,000		$ 300,000
Long-term debt, term					5 years